Short-term Debt - Narrative (Details)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)
Short-term Debt
Short-term debt (notes 15 and 24)	$ 293,000,000		$ 169,000,000
Commercial paper	293,000,000		161,000,000
Unsecured Bilateral Demand Facility | Letter of Credit
Short-term Debt
Credit facility maximum borrowing capacity		$ 300,000,000		$ 200,000,000
Amount outstanding	181,000,000		139,000,000
Demand Letter Credit Facility | Letter of Credit
Short-term Debt
Short-term debt (notes 15 and 24)			125,000,000
Letters of credit outstanding			99,000,000
Revolving Letter of Credit Facility
Short-term Debt
Credit facility maximum borrowing capacity	30,000,000		30,000,000
Letters of credit outstanding	16,000,000		7,000,000
Operating Facility
Short-term Debt
Credit facility maximum borrowing capacity		25,000,000		25,000,000
Letters of credit outstanding		$ 0		$ 0
Parent Company | Unsecured Demand Revolving Operating Credit Facility
Short-term Debt
Credit facility maximum borrowing capacity	70,000,000		70,000,000
Amount outstanding	$ 0		$ 34,000,000